SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Treasury shares (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies [Line Items]
Number of shares repurchased			¥ 5,887
Treasury Shares
Significant Accounting Policies [Line Items]
Total cash consideration of shares repurchased	0	0	333,000
Number of shares repurchased	¥ 0	¥ 0	¥ 5,887